UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Profile I Portfolios

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Conservative Profile I Portfolio is specifically designed for individuals who are seeking to establish a conservative portfolio, but want some exposure to the equity markets. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2. To maintain the asset class mix, we rebalance the Portfolio quarterly. 3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

In 2003, the Maxim Conservative Profile I Portfolio provided an 11.33% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63% while the Lehman Aggregate Bond Index gained only 4.11%, the Lehman 1-3 Year Credit Index gained 4.67%, and the MSCI EAFE Index gained 39.17%. Overall, the Maxim Conservative Profile I Portfolio out performed its composite benchmark by just over .5%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim Global Bond Portfolio and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Conservative Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                       Allocation
-----------                         ---------                       ----------
International         Maxim MFS(R)International Growth Portfolio        1.66%
International         Maxim INVESCO ADR Portfolio                       1.66%
International         Maxim Templeton(R)International Equity Portfolio  1.66%
Large Cap             Maxim Janus Large Cap Growth Portfolio           10.00%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      10.00%
Bond                  Maxim Global Bond Portfolio                      12.50%
Bond                  Maxim Janus High Yield Bond Portfolio            12.50%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio   12.50%
Bond                  Maxim Federated Bond Portfolio                   12.50%
Bond                  Maxim Short Duration Bond Portfolio              25.00%

                              Line Graph Comparison

         Maxim          Composite     Wilshire     Lehman          Lehman        MSCI
         Conservative   Index         5000         Aggregate       1-3 Year      EAFE
         Profile I                    Index        Bond Index      Index         Index
         Portfolio
Sep-97     10,000.00   10,000.00      10,000.00     10,000.00     10,000.00      10,000.00
Dec-97     10,360.00   10,314.90      10,383.00     10,425.30     10,210.60       9,460.00
Dec-98     11,214.70   11,533.34      12,815.74     11,330.84     10,932.18      11,383.52
Dec-99     11,759.73   12,301.51      15,835.12     11,237.93     11,366.63      14,491.03
Dec-00     12,448.85   12,903.28      14,110.68     12,544.90     12,253.68      12,473.49
Dec-01     12,811.12   13,330.73      12,562.74     13,603.69     13,404.18       9,827.86
Dec-02     12,722.72   13,585.68       9,942.15     14,999.43     14,335.77       8,288.82
Dec-03     14,164.20   15,148.55      13,087.85     15,614.40     15,005.25      11,535.13


Maxim Conservative Profile I
Portfolio Total Return -
One Year:  11.33%
Five Year:  4.78%

Since Inception:  5.65%

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the MSCI EAFE Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Maxim Moderately Conservative Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Conservative Profile I Portfolio is specifically designed for individuals who are seeking to control risk, but also are comfortable with some exposure to higher risk asset classes. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2. To maintain the asset class mix, we rebalance the Portfolio quarterly. 3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

In 2003, the Maxim Moderately Conservative Profile I Portfolio provided a 16.49% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63%, the MSCI EAFE Index of international stocks gained 39.17%, the Lehman 1-3 Year Credit Index gained 4.67%, and the Lehman Aggregate Bond Index gained 4.11%. Overall, the Maxim Moderately Conservative Profile I Portfolio under performed its composite benchmark by a little less than 1%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim T. Rowe Mid-Cap Growth Portfolio, the Maxim Global Bond Portfolio, and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Moderately Conservative Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                       Allocation
-----------                         ---------                       ----------
International         Maxim MFS(R)International Growth Portfolio        5.00%
International         Maxim INVESCO ADR Portfolio                       5.00%
International         Maxim Templeton(R)International Equity Portfolio  5.00%
Mid Cap               Maxim T. Rowe Price Mid-Cap Growth Portfolio      5.00%
Mid Cap               Maxim Ariel Mid-Cap Value Portfolio               5.00%
Large Cap             Maxim Janus Large Cap Growth Portfolio           10.00%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      10.00%
Bond                  Maxim Global Bond Portfolio                      10.00%
Bond                  Maxim Janus High Yield Bond Portfolio            10.00%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio   10.00%
Bond                  Maxim Federated Bond Portfolio                   10.00%
Bond                  Maxim Short Duration Bond Portfolio              15.00%

                              Line Graph Comparison

           Maxim          Composite     MSCI         Wilshire      Lehman          Lehman
           Moderately     Index         EAFE         5000          Aggregate       1-3 Year
           Conservative                 Index        Index         Bond Index      Credit
           Profile I                                                               Index
           Portfolio
Sep-97      10000         10000         10000        10000         10000            10000
Dec-97      10229         10235.61       9460        10383         10425.3          10210.6
Dec-98      11226.33      11731.38      11383.52     12815.74      11330.84         10932.18
Dec-99      12162.6       13072.38      14491.03     15835.12      11237.93         11366.63
Dec-00      12148.01      13133.45      12473.49     14110.68      12544.9          12253.68
Dec-01      12067.83      12911.74       9827.86     12562.74      13603.69         13404.18
Dec-02      11427.03      12464.93       8288.817     9942.151     14999.43         14335.77
Dec-03      13311.35      14672.13      11535.13     13087.85      15614.4          15005.25


Maxim Moderately Conservative Profile I Portfolio Total Return -
One Year:  16.49%
Five Year:  3.47%
Since Inception:  4.63%

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia Far East Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderate Profile I Portfolio is specifically designed for individuals who are seeking a balance between expected long-term returns and risk. Each of the profile funds is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.  To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

In 2003, the Maxim Moderate Profile I Portfolio provided a 20.19% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63%, the MSCI EAFE Index of international stocks gained 39.17%, the Lehman 1-3 Year Credit Index gained 4.67%, and the Lehman Aggregate Bond Index gained 4.11%. Overall, the Maxim Moderate Profile I Portfolio under performed its composite benchmark by a little over 1%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim T. Rowe Mid-Cap Growth Portfolio, the Maxim Global Bond Portfolio, and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Moderate Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                       Allocation
-----------                         ---------                       ----------
International         Maxim MFS(R)International Growth Portfolio        5.00%
International         Maxim INVESCO ADR Portfolio                       5.00%
International         Maxim Templeton(R)International Equity Portfolio  5.00%
Small Cap             Maxim MFS(R)Small-Cap Growth Portfolio            3.33%
Small Cap             Maxim Loomis Sayles Small-Cap Value Portfolio     3.33%
Small Cap             Maxim Ariel Small-Cap Value Portfolio             3.33%
Mid Cap               Maxim T. Rowe Price Mid-Cap Growth Portfolio      7.50%
Mid Cap               Maxim Ariel Mid-Cap Value Portfolio               7.50%
Large Cap             Maxim Janus Large Cap Growth Portfolio           10.00%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      10.00%
Bond                  Maxim Global Bond Portfolio                       6.25%
Bond                  Maxim Janus High Yield Bond Portfolio             6.25%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio    6.25%
Bond                  Maxim Federated Bond Portfolio                    6.25%
Bond                  Maxim Short Duration Bond Portfolio              15.00%


                              Line Graph Comparison

             Maxim        Composite     MSCI          Wilshire     Lehman        Lehman
             Moderate     Index         EAFE          5000         Aggregate     1-3 Year
             Profile I                  Index         Index        Bond          Credit
             Portfolio                                             Index         Index
Sep-97       10000        10000         10000          10000       10000          10000
Dec-97       10260        10229.27       9460          10383       10425.3        10210.6
Dec-98       11430.67     11950.34      11383.52       12815.74    11330.84       10932.18
Dec-99       13308.72     13753.39      14491.03       15835.12    11237.93       11366.63
Dec-00       13125.06     13353.06      12473.49       14110.68    12544.9        12253.68
Dec-01       12765.44     12738.86       9827.86       12562.74    13603.69       13404.18
Dec-02       11677.82     11703.38       8288.817       9942.151   14999.43       14335.77
Dec-03       14035.57     14259.2       11535.13       13087.85    15614.4        15005.25


Maxim Moderate Profile I Portfolio
Total Return -
One Year:  20.19%
Five Year:  4.19%

Since Inception:  5.51%

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Aggressive Profile I Portfolio is specifically designed for individuals who are seeking above average returns, but are also willing to take on additional risk. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.  To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

In 2003, the Maxim Moderately Aggressive Profile I Portfolio provided a 23.94% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63%, the MSCI EAFE Index of international stocks gained 39.17%, and the Lehman Aggregate Bond Index gained 4.11%. Overall, the Maxim Moderately Aggressive Profile I Portfolio under performed its composite benchmark by a little over 2.5%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim Loomis Sayles Small Cap Value Portfolio, the Maxim T. Rowe Mid-Cap Growth Portfolio, the Maxim Global Bond Portfolio, and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Moderately Aggressive Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                      Allocation
-----------                         ---------                      ----------
International         Maxim MFS(R)International Growth Portfolio       8.33%
International         Maxim INVESCO ADR Portfolio                      8.33%
International         Maxim Templeton(R)International Equity Portfolio 8.33%
Small Cap             Maxim MFS(R)Small-Cap Growth Portfolio           3.33%
Small Cap             Maxim Loomis Sayles Small-Cap Value Portfolio    3.33%
Small Cap             Maxim Ariel Small-Cap Value Portfolio            3.33%
Mid Cap               Maxim T. Rowe Price Mid-Cap Growth Portfolio     7.50%
Mid Cap               Maxim Ariel Mid-Cap Value Portfolio              7.50%
Large Cap             Maxim Janus Large Cap Growth Portfolio          12.50%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio     12.50%
Bond                  Maxim Global Bond Portfolio                      6.35%
Bond                  Maxim Janus High Yield Bond Portfolio            6.25%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio   6.25%
Bond                  Maxim Federated Bond Portfolio                   6.25%

                              Line Graph Comparison

             Maxim         Composite        MSCI            Wilshire        Lehman
             Moderately    Index            EAFE            5000            Aggregate
             Aggressive                     Index           Index           Bond
             Profile I                                                      Index
             Portfolio
Sep-97       10000          10000           10000           10000           10000
Dec-97       10366          10162.83         9460           10383           10425.3
Dec-98       11665.9        12090.69        11383.52        12815.74        11330.84
Dec-99       14238.23       14315.33        14491.03        15835.12        11237.93
Dec-00       13620.29       13453.81        12473.49        14110.68        12544.9
Dec-01       12988.31       12286.35         9827.86        12562.74        13603.69
Dec-02       11425.81       10839.02         8288.817        9942.151       14999.43
Dec-03       14161.15       13726.13        11535.13        13087.85        15614.4


Maxim Moderately Aggressive Profile I Portfolio Total Return -
One Year:  23.94%
Five Year:  3.95%
Since Inception:  5.65%

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index, and the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well-diversified across several asset classes and funds. The Aggressive Profile I Portfolio is specifically designed for individuals who are seeking higher total returns, but also understand that greater risk is associated with this Portfolio as compared to other Profile Portfolios. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.  To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

In 2003, the Maxim Aggressive Profile I Portfolio provided a 30.57% return. This return was obtained in a favorable market environment where most of the Equity Indexes provided significant positive gains, in sharp contrast to the previous three years, which produced negative returns. For the full year, the Wilshire 5000 Index gained 31.63% while the MSCI EAFE Index of international stocks gained 39.17%. Overall, the Maxim Aggressive Profile I Portfolio under performed its composite benchmark by a little over 3%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim Loomis Sayles Small Cap Value Portfolio and the Maxim T. Rowe Mid-Cap Growth Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio and the Maxim Templeton(R) International Equity Portfolio.

As of December 31, 2003, the Maxim Aggressive Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                    Allocation
-----------                         ---------                    ----------
International  Maxim MFS(R)International Growth Portfolio         10.00%
International  Maxim INVESCO ADR Portfolio                        10.00%
International  Maxim Templeton(R)International Equity Portfolio   10.00%
Small Cap      Maxim MFS(R)Small-Cap Growth Portfolio              6.66%
Small Cap      Maxim Loomis Sayles Small-Cap Value Portfolio       6.66%
Small Cap      Maxim Ariel Small-Cap Value Portfolio               6.66%
Mid Cap        Maxim T. Rowe Price Mid-Cap Growth Portfolio       15.00%
Mid Cap        Maxim Ariel Mid-Cap Value Portfolio                15.00%
Large Cap      Maxim Janus Large Cap Growth Portfolio             10.00%
Large Cap      Maxim T. Rowe Price Equity/Income Portfolio        10.00%



                              Line Graph Comparison

               Maxim             Composite           MSCI               Wilshire
               Aggressive        Index               EAFI               5000
               Profile I                             Index              Index
               Portfolio
Sep-97         10000             10000               10000               10000
Dec-97         10331             10106.1              9460               10383
Dec-98         11864.12          12380.07            11383.52            12815.74
Dec-99         14454.06          15435.66            14491.03            15835.12
Dec-00         13468.29          13614.28            12473.49            14110.68
Dec-01         12693.86          11702.56             9827.86            12562.74
Dec-02         10457.21           9443.966            8288.817            9942.151
Dec-03         13653.97          12645.23            11535.13            13087.85



Maxim Aggressive Profile I Portfolio
Total Return -
One Year:  30.57%
Five Year:  2.85%
Since Inception:  5.05%

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, and the Wilshire 5000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios (the "Portfolios") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios of the Maxim Series Fund, Inc. as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim Aggressive Profile I,
Maxim Conservative Profile I,
Maxim Moderate Profile I,
Maxim  Moderately  Aggressive  Profile I and
Maxim  Moderately  Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            MAXIM         MAXIM
                                                        MAXIM            MAXIM            MAXIM            MODERATELY  MODERATELY
                                                      AGGRESSIVE    CONSERVATIVE         MODERATE        AGGRESSIVE    CONSERVATIVE
                                                      PROFILE I        PROFILE I        PROFILE I         PROFILE I     PROFILE I
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO     PORTFOLIO
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------
ASSETS:
    Investments in securities, market value  (1)  $     58,395,005  $   32,156,484   $  125,324,987   $   132,225,454  $ 35,879,774
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

LIABILITIES:

    Due to investment adviser                                3,151           1,764            6,768             7,150         1,948
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

NET ASSETS                                        $     58,391,854  $   32,154,720   $  125,318,219   $   132,218,304  $ 35,877,826
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                 $        577,348  $      322,770   $    1,242,843   $     1,284,611  $    362,164
    Additional paid-in capital                          56,818,141      31,693,924      120,388,599       127,994,260    34,987,723
    Net unrealized appreciation on investments           8,124,871       1,328,331       11,012,324        14,740,566     2,578,187
    Undistributed net investment income                      2,175           7,293           15,560            17,300         6,345
    Accumulated net realized loss on investments        (7,130,681)     (1,197,598)      (7,341,107)      (11,818,433)   (2,056,593)
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

NET ASSETS                                        $     58,391,854  $   32,154,720   $  125,318,219   $   132,218,304  $ 35,877,826
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============

NET ASSET VALUE PER OUTSTANDING SHARE             $          10.11  $         9.96   $        10.08   $         10.29  $       9.91
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                         150,000,000     150,000,000      150,000,000       130,000,000   150,000,000
    Outstanding                                          5,773,479       3,227,698       12,428,426        12,846,111     3,621,644

(1)  Cost of investments in securities:           $     50,270,134  $   30,828,153   $  114,312,663   $   117,484,888  $ 33,301,587

See notes to financial statements.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          MAXIM          MAXIM
                                                          MAXIM           MAXIM           MAXIM          MODERATELY   MODERATELY
                                                       AGGRESSIVE      CONSERVATIVE      MODERATE       AGGRESSIVE   CONSERVATIVE
                                                        PROFILE I       PROFILE I       PROFILE I       PROFILE I      PROFILE I
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                      --------------  --------------   -------------   ------------- -------------
                                                      --------------  --------------   -------------   ------------- -------------
INVESTMENT INCOME:
Income distributions received                       $       379,600 $     1,064,960  $    1,977,789  $    1,950,636   $    814,832
                                                      --------------  --------------   -------------   ------------- -------------
                                                      --------------  --------------   -------------   ------------- -------------

EXPENSES:

Management fees                                             109,971          78,657         205,060         252,493         70,232
                                                      --------------  --------------   -------------   ------------- -------------
                                                      --------------  --------------   -------------   ------------- -------------

NET INVESTMENT INCOME                                       269,629         986,303       1,772,729       1,698,143        744,600
                                                      --------------  --------------   -------------   ------------- -------------
                                                      --------------  --------------   -------------   ------------- -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                  (1,434,601)        123,915      (2,587,489)     (3,032,077)      (503,431)
Capital gain distributions received                         291,570         146,123         554,229         548,750        156,180
Change in net unrealized appreciation on investments     13,538,806       2,189,505      16,636,391      24,106,976      4,128,295
                                                      --------------  --------------   -------------   ------------- --------------
                                                      --------------  --------------   -------------   ------------- --------------

Net realized and unrealized gain on investments          12,395,775       2,459,543      14,603,131      21,623,649      3,781,044
                                                      --------------  --------------   -------------   ------------- --------------
                                                      --------------  --------------   -------------   ------------- --------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $    12,665,404 $     3,445,846  $   16,375,860  $   23,321,792  $   4,525,644
                                                      ==============  ==============   =============   ============= ==============
                                                      ==============  ==============   =============   ============= ==============

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                MAXIM AGGRESSIVE PROFILE I  MAXIM CONSERVATIVE PROFILE  MAXIM MODERATE PROFILE I
                                                        PORTFOLIO                   I PORTFOLIO                 PORTFOLIO
                                               -----------------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------------
                                               --------------------------   --------------------------  --------------------------
                                                  2003          2002           2003          2002          2003          2002
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                      $   269,629 $     144,967  $     986,303 $   1,032,585 $   1,772,729 $   1,379,673
    Net realized gain (loss) on investments     (1,434,601)   (3,030,723)       123,915    (1,092,062)   (2,587,489)   (2,945,821)
    Capital gain distributions received            291,570       440,584        146,123       288,546       554,229       671,922
    Change in net unrealized appreciation       13,538,806    (4,556,226)     2,189,505      (439,298)   16,636,391    (4,279,547)
       (depreciation) on investments
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets       12,665,404    (7,001,398)     3,445,846      (210,229)   16,375,860    (5,173,773)
       resulting from operations
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

DISTRIBUTIONS:

    From net investment income                    (267,597)     (144,824)      (997,926)   (1,013,669)   (1,767,982)   (1,368,860)
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares           17,540,636    13,190,563     10,961,677    12,262,650    52,095,863    22,911,261
    Reinvestment of distributions                  267,597       144,824        997,926     1,013,669     1,767,982     1,368,860
    Redemptions of shares                       (6,472,879)   (5,303,503)   (10,380,906)   (4,273,161)   (5,113,509)   (6,506,264)
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Net increase in net assets resulting        11,335,354     8,031,884      1,578,697     9,003,158    48,750,336    17,773,857
       from share transactions
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Total increase in net assets                23,733,161       885,662      4,026,617     7,779,260    63,358,214    11,231,224

NET ASSETS:
    Beginning of period                         34,658,693    33,773,031     28,128,103    20,348,843    61,960,005    50,728,781
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    End of period  (1)                       $  58,391,854 $  34,658,693  $  32,154,720 $  28,128,103 $ 125,318,219 $  61,960,005
                                               ============  ============   ============  ============  ============  ============
                                               ============  ============   ============  ============  ============  ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                         2,024,526     1,506,482      1,143,794     1,284,051     5,543,278     2,519,072
    Issued in reinvestment of                       27,107        18,619        102,019       109,341       182,298       157,113
       distributions
    Redeemed                                      (731,705)     (632,860)    (1,064,178)     (456,730)     (562,409)     (728,355)
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Net increase                                 1,319,928       892,241        181,635       936,662     5,163,167     1,947,830
                                               ============  ============   ============  ============  ============  ============
                                               ============  ============   ============  ============  ============  ============

(1)  Including undistributed net             $       2,175 $         143  $       7,293 $      18,916 $      15,560 $      10,813
        investment income

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split
that occurred on November 7, 2002.                                                                                     (Continued)


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                              MAXIM MODERATELY AGGRESSIVE PROFILE        MAXIM MODERATELY
                                                                          I PORTFOLIO                 CONSERVATIVE PROFILE I
                                                                                                             PORTFOLIO
                                                              -------------------------------------------------------------------
                                                              -------------------------------------------------------------------
                                                              ------------------------------       ------------------------------
                                                                 2003              2002                2003             2002
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                   $   1,698,143     $   1,286,549      $      744,600    $     649,005
    Net realized loss on investments                           (3,032,077)       (4,741,341)           (503,431)        (977,597)
    Capital gain distributions received                           548,750           883,429             156,180          237,242
    Change in net unrealized appreciation                      24,106,976        (7,574,195)          4,128,295       (1,062,944)
       (depreciation) on investments
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

    Net increase (decrease) in net assets                      23,321,792       (10,145,558)          4,525,644       (1,154,294)
       resulting from operations
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

DISTRIBUTIONS:

    From net investment income                                 (1,694,591)       (1,272,801)           (753,873)        (633,387)
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                          35,552,480        29,980,682          11,228,618        8,506,045
    Reinvestment of distributions                               1,694,591         1,272,801             753,873          633,387
    Redemptions of shares                                      (7,622,222)       (8,157,048)         (3,228,385)      (2,788,217)
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

    Net increase in net assets resulting                       29,624,849        23,096,435           8,754,106        6,351,215
       from share transactions
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

    Total increase in net assets                               51,252,050        11,678,076          12,525,877        4,563,534

NET ASSETS:
    Beginning of period                                        80,966,254        69,288,178          23,351,949       18,788,415
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

    End of period  (1)                                      $ 132,218,304     $  80,966,254      $   35,877,826    $  23,351,949
                                                              ============      ============       =============     ============
                                                              ============      ============       =============     ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                        3,903,479         3,266,743           1,210,049          935,807
    Issued in reinvestment of distributions                       172,705           147,319              78,736           71,749
    Redeemed                                                     (851,404)         (917,026)           (349,702)        (309,635)
                                                              ------------      ------------       -------------     ------------
                                                              ------------      ------------       -------------     ------------

    Net increase                                                3,224,780         2,497,036             939,083          697,921
                                                              ============      ============       =============     ============
                                                              ============      ============       =============     ============

(1)  Including undistributed net investment income          $      17,300     $      13,748      $        6,345    $      15,618

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

                                                                                                                        (Concluded)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                        -----------------------------------------------------------------
                                        -----------------------------------------------------------------
                                           2003        2002 ~        2001 ~ ^    2000 ~        1999 ~
                                        -----------  -----------   -----------  -----------   -----------
                                        -----------  -----------   -----------  -----------   -----------
Net Asset Value, Beginning of Period  $       7.78 $       9.48  $      10.93 $      12.34  $      10.79

Income from Investment Operations

Net investment income                         0.05         0.03          0.03         0.57          0.04
Capital gain distributions received           0.05         0.10          0.25         0.27          0.97
                                        -----------  -----------   -----------  -----------   -----------
                                        -----------  -----------   -----------  -----------   -----------

    Total distributions received              0.10         0.13          0.28         0.84          1.01

Net realized and unrealized gain (loss) on
    investments                               2.28        (1.80)        (0.98)       (1.66)         1.35
                                        -----------  -----------   -----------  -----------   -----------
                                        -----------  -----------   -----------  -----------   -----------

Total Income (Loss) From

    Investment Operations                     2.38        (1.67)        (0.70)       (0.82)         2.36
                                        -----------  -----------   -----------  -----------   -----------
                                        -----------  -----------   -----------  -----------   -----------

Less Distributions

From net investment income                   (0.05)       (0.03)        (0.46)       (0.27)        (0.01)
From net realized gains                                                 (0.29)       (0.32)        (0.80)
                                        -----------  -----------   -----------  -----------   -----------
                                        -----------  -----------   -----------  -----------   -----------

Total Distributions                          (0.05)       (0.03)        (0.75)       (0.59)        (0.81)
                                        -----------  -----------   -----------  -----------   -----------
                                        -----------  -----------   -----------  -----------   -----------

Net Asset Value, End of Period        $      10.11 $       7.78  $       9.48 $      10.93  $      12.34
                                        ===========  ===========   ===========  ===========   ===========
                                        ===========  ===========   ===========  ===========   ===========


Total Return                                30.57%      (17.62%)       (5.75%)      (6.82%)       21.83%

Net Assets, End of Period ($000)      $     58,392 $     34,659  $     33,773 $     27,131  $     19,007

Ratio of Expenses to Average Net Assets #    0.25%        0.25%         0.25%        0.25%         0.25%

Ratio of Net Investment Income to

    Average Net Assets                       0.61%        0.41%         1.40%        0.17%         0.09%

Portfolio Turnover Rate                     50.10%       76.79%        96.98%       91.73%        77.51%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 ^ The per share information was computed based on average shares.

 # Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                         ----------------------------------------------------------------
                                         ----------------------------------------------------------------
                                            2003         2002 ~        2001 ~      2000 ~       1999 ~
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Net Asset Value, Beginning of Period   $        9.23 $       9.65 $      10.12 $      10.11 $      10.30

Income from Investment Operations

Net investment income                                0.30        0.23         0.43     0.71         0.43
Capital gain distributions received             0.05         0.09         0.14         0.19         0.24
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

    Total distributions received                0.35         0.32         0.57         0.90         0.67

Net realized and unrealized gain (loss) on
    investments                                 0.69        (0.52)       (0.27)       (0.32)       (0.17)
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Total Income (Loss) From

    Investment Operations                       1.04        (0.20)        0.30         0.58         0.50
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income                     (0.31)       (0.22)       (0.61)       (0.53)       (0.41)
From net realized gains                                                  (0.16)       (0.04)       (0.28)
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Total Distributions                            (0.31)       (0.22)       (0.77)       (0.57)       (0.69)
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Net Asset Value, End of Period         $        9.96 $       9.23 $       9.65 $      10.12 $      10.11
                                         ============  ===========  ===========  ===========  ===========
                                         ============  ===========  ===========  ===========  ===========


Total Return                                  11.33%       (0.69%)       2.91%        5.86%        4.86%

Net Assets, End of Period ($000)       $      32,155 $     28,128 $     20,349 $     17,421 $     17,142

Ratio of Expenses to Average Net Assets #      0.25%        0.25%        0.25%        0.25%        0.25%

Ratio of Net Investment Income to

    Average Net Assets                         3.13%        3.92%        4.58%        4.69%        3.94%

Portfolio Turnover Rate                       86.47%       82.41%       84.75%       63.09%       80.14%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                         ----------------------------------------------------------------
                                         ----------------------------------------------------------------
                                            2003         2002 ~        2001 ~      2000 ~       1999 ~
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Net Asset Value, Beginning of Period   $        8.53 $       9.54 $      10.42 $      11.25 $      10.50

Income from Investment Operations

Net investment income                           0.16         0.14         0.17         0.57         0.23
Capital gain distributions received             0.04         0.09         0.19         0.31         0.70
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

    Total distributions received                0.20         0.23         0.36         0.88         0.93

Net realized and unrealized gain (loss) on
    investments                                 1.51        (1.10)       (0.66)       (1.03)        0.78
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Total Income (Loss) From

    Investment Operations                       1.71        (0.87)       (0.30)       (0.15)        1.71
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income                     (0.16)       (0.14)       (0.45)       (0.44)       (0.18)
From net realized gains                                                  (0.13)       (0.24)       (0.78)
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Total Distributions                            (0.16)       (0.14)       (0.58)       (0.68)       (0.96)
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Net Asset Value, End of Period         $       10.08 $       8.53 $       9.54 $      10.42 $      11.25
                                         ============  ===========  ===========  ===========  ===========
                                         ============  ===========  ===========  ===========  ===========


Total Return                                  20.19%       (8.52%)      (2.74%)      (1.38%)      16.43%

Net Assets, End of Period ($000)       $     125,318 $     61,960 $     50,729 $     37,808 $     27,961

Ratio of Expenses to Average Net Assets #      0.25%        0.25%        0.25%        0.25%        0.25%

Ratio of Net Investment Income to

    Average Net Assets                         2.17%        2.44%        3.22%        2.32%        1.91%

Portfolio Turnover Rate                       57.76%       77.11%       93.99%       76.55%      105.60%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                         ----------------------------------------------------------------
                                         ----------------------------------------------------------------
                                            2003         2002 ~        2001 ~      2000 ~       1999 ~
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Net Asset Value, Beginning of Period   $        8.42 $       9.73 $      10.81 $      12.18 $      10.67

Income from Investment Operations

Net investment income                           0.14         0.10         0.01         0.56         0.14
Capital gain distributions received             0.04         0.09         0.22         0.33         0.77
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

    Total distributions received                0.18         0.19         0.23         0.89         0.91

Net realized and unrealized gain (loss) on
    investments                                 1.83        (1.40)       (0.75)       (1.39)        1.43
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Total Income (Loss) From

    Investment Operations                       2.01        (1.21)       (0.52)       (0.50)        2.34
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income                     (0.14)       (0.10)       (0.44)       (0.35)       (0.10)
From net realized gains                                                  (0.12)       (0.52)       (0.73)
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Total Distributions                            (0.14)       (0.10)       (0.56)       (0.87)       (0.83)
                                         ------------  -----------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------  -----------

Net Asset Value, End of Period         $       10.29 $       8.42 $       9.73 $      10.81 $      12.18
                                         ============  ===========  ===========  ===========  ===========
                                         ============  ===========  ===========  ===========  ===========


Total Return                                  23.94%      (12.03%)      (4.64%)      (4.34%)      22.05%

Net Assets, End of Period ($000)       $     132,218 $     80,966 $     69,288 $     52,878 $     36,469

Ratio of Expenses to Average Net Assets #      0.25%        0.25%        0.25%        0.25%        0.25%

Ratio of Net Investment Income to

    Average Net Assets                         2.00%        2.00%        2.39%        1.25%        0.96%

Portfolio Turnover Rate                       53.30%       76.97%       96.23%       74.26%      101.16%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~        2001 ~      2000 ~      1999 ~
                                        -----------  ----------   ----------   ----------  ----------
                                        -----------  ----------   ----------   ----------  ----------

Net Asset Value, Beginning of Period  $       8.71 $      9.47  $     10.13  $     10.60 $     10.47

Income from Investment Operations

Net investment income                         0.22        0.17         0.27         0.54        0.31
Capital gain distributions received           0.04        0.09         0.18         0.41        0.45
                                        -----------  ----------   ----------   ----------  ----------
                                        -----------  ----------   ----------   ----------  ----------

    Total distributions received              0.26        0.26         0.45         0.95        0.76

Net realized and unrealized gain
(loss) on
    investments                               1.17      (0.86)       (0.51)       (0.97)        0.10
                                        -----------  ----------   ----------   ----------  ----------
                                        -----------  ----------   ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                     1.43      (0.60)       (0.06)       (0.02)        0.86
                                        -----------  ----------   ----------   ----------  ----------
                                        -----------  ----------   ----------   ----------  ----------

Less Distributions

From net investment income                  (0.23)      (0.16)       (0.47)       (0.40)      (0.27)
From net realized gains                                              (0.13)       (0.05)      (0.46)
                                        -----------  ----------   ----------   ----------  ----------
                                        -----------  ----------   ----------   ----------  ----------

Total Distributions                         (0.23)      (0.16)       (0.60)       (0.45)      (0.73)
                                        -----------  ----------   ----------   ----------  ----------
                                        -----------  ----------   ----------   ----------  ----------

Net Asset Value, End of Period       $        9.91 $      8.71 $       9.47  $     10.13 $     10.60
                                        ===========  ==========   ==========   ==========  ==========
                                        ===========  ==========   ==========   ==========  ==========


Total Return                                16.49%     (5.31%)      (0.66%)      (0.12%)       8.34%

Net Assets, End of Period ($000)     $      35,878 $    23,352 $     18,788 $     16,132 $    13,672

Ratio of Expenses to Average Net             0.25%       0.25%        0.25%        0.25%       0.25%
Assets #

Ratio of Net Investment Income to

    Average Net Assets                       2.65%       3.09%        3.62%        3.19%       2.70%

Portfolio Turnover Rate                     61.38%      82.07%       95.19%       80.88%     116.96%


~   Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.                                                         (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2003, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)       Received     12/31/2003
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     Moderate Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                     762,526             0   $  7,697,629  $     123,917       (2,172)  $     83,938 $   7,510,882
        Maxim Global Bond
        Portfolio                     738,521      5,552,663     4,296,794      2,042,449      174,930         97,792     7,732,319
        Maxim Janus High Yield
        Bond Portfolio                726,659             0      7,628,879        236,598       11,618        187,361     7,658,989
        Maxim Short Duration
        Bond Portfolio              1,742,403      3,169,016     15,611,266       536,578        3,133        352,527    18,068,719




                                                   Market                                    Realized                     Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)       Received     12/31/2003
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     Moderately Aggressive
       Profile I Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond

        Portfolio                     793,292             0   $  8,116,906  $     228,223       (4,097)  $     94,769     7,813,928
        Maxim Global Bond
        Portfolio                     769,033     5,214,501      3,615,552        772,438       50,105        114,782     8,051,781
        Maxim INVESCO ADR
        Portfolio                     776,016     5,378,135      4,329,042      1,067,739     (206,453)       145,850    11,337,588
        Maxim Janus High Yield
        Bond Portfolio                757,107             0      7,945,465        314,829       13,990        198,488     7,979,903
        Maxim Janus Large Cap
        Growth Portfolio            1,434,098             0      14,988,946       413,625       34,625          4,035    16,678,558
        Maxim MFS
        International Growth          920,014             0      9,983,390        559,986       72,139          9,768    11,389,777
        Portfolio

3. PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile I Portfolio                             $ 34,020,847    $ 22,392,559
     Conservative Profile I Portfolio                             28,775,272      27,051,594
     Moderate Profile I Portfolio                                 97,818,356      48,490,718
     Moderately Aggressive Profile I Portfolio                    84,860,399      54,670,482
     Moderately Conservative Profile I Portfolio                  25,967,526      17,058,236

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2003 were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Appreciation
                             ------------    --------------    --------------    --------------
     Aggressive Profile
        I Portfolio        $    52,385,358  $    6,009,647    $           0     $     6,009,647
     Conservative
        Profile I               31,049,289       1,285,943         (178,748)          1,107,195
        Portfolio
     Moderate Profile I
        Portfolio              117,194,109       8,500,590         (369,712)          8,130,878
     Moderately
        Aggressive
        Profile I              120,790,279      11,638,804         (203,629)         11,435,175
        Portfolio
     Moderately
        Conservative
        Profile I               34,052,018       1,956,618         (128,862)          1,827,756
        Portfolio


5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were from ordinary income in the following amounts:

                                                                       2003            2002
                                                                   -------------   -------------
                                                                   -------------   -------------
     Aggressive Profile I Portfolio                                     267,597         144,824
     Conservative Profile I Portfolio                                   997,926       1,013,669
     Moderate Profile I Portfolio                                     1,767,982       1,368,860
     Moderately Aggressive Profile I Portfolio                        1,694,591       1,272,801
     Moderately Conservative Profile I Portfolio                        753,873         633,387



      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Aggressive Profile I Portfolio
          Undistributed ordinary income                                            $      2,175
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        2,175

                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  6,009,647
          Capital loss carryforwards                                                (5,015,457)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                    $    996,365
                                                                                   =============
                                                                                   =============

     Conservative Profile I Portfolio

          Undistributed ordinary income                                                   7,293
          Undistributed capital gains                                                         0

                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        7,293
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  1,107,195
          Capital loss carryforwards                                                  (976,462)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                         138,026
                                                                                   =============

     Moderate Profile I Portfolio

          Undistributed ordinary income                                                  15,560
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                       15,560
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  8,130,878
          Capital loss carryforwards                                                (4,459,661)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                       3,686,777
                                                                                   =============

     Moderately Aggressive Profile I Portfolio

          Undistributed ordinary income                                                  17,300
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                       17,300
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                 11,435,175
          Capital loss carryforwards                                                (8,513,042)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                       2,939,433
                                                                                   =============

     Moderately Conservative Profile I Portfolio

          Undistributed ordinary income                                                   6,345
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        6,345
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  1,827,756
          Capital loss carryforwards                                                (1,306,162)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                    $    527,939
                                                                                   =============



      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      At December 31, 2003, the Portfolios had available for federal income tax purposes unused capital loss carryforwards expiring in the years indicated:


                                                         2009           2010            2011
                                                      -----------    ------------    ------------
     Aggressive Profile I Portfolio               $   1,494,977        2,026,312       1,494,168
     Conservative Profile I Portfolio                         0          592,446         384,016
     Moderate Profile I Portfolio                       953,657        1,945,929       1,560,075
     Moderately Aggressive Profile I Portfolio        1,963,561        3,740,588       2,808,893
     Moderately Conservative Profile I Portfolio        390,478          480,139         435,545


6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                                             Percent of Ordinary
                                                                             Income Distributions
                                                                                Qualifying for
                                                                              Dividends Received
                                                                                  Deduction
                                                                            ---------------------
     Aggressive Profile I Portfolio                                                  85.03%
     Conservative Profile I Portfolio                                                40.98%
     Moderate Profile I Portfolio                                                    47.98%
     Moderately Aggressive Profile I Portfolio                                       58.29%
     Moderately Conservative Profile I Portfolio                                     45.84%



Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                   Maxim Aggressive Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     399,382     Maxim Ariel MidCap Value Portfolio                        $      8,722,513
     318,720     Maxim Ariel Small-Cap Value Portfolio                            3,856,508
     407,378     Maxim INVESCO ADR Portfolio                                      5,951,788
     501,705     Maxim Janus Large Cap Growth Portfolio                           5,834,832
     204,054     Maxim Loomis Sayles Small-Cap Value Portfolio                    3,838,247
     482,391     Maxim MFS International Growth Portfolio                         5,972,006
     246,416     Maxim MFS Small-Cap Growth Portfolio                             3,743,056
     351,432     Maxim T. Rowe Price Equity/Income Portfolio                      5,939,207
     537,559     Maxim T. Rowe Price MidCap Growth Portfolio                      8,633,203
     501,584     Maxim Templeton International Portfolio                          5,903,645
                                                                              --------------
                                                                              --------------

Total Aggressive Profile I Portfolio                                       $     58,395,005
                                                                              ==============
                                                                              ==============
(Cost of Investments $50,270,134)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                  Maxim Conservative Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     396,443     Maxim Federated Bond Portfolio                            $      3,904,962
     385,278     Maxim Global Bond Portfolio                                      4,033,856
      39,172     Maxim INVESCO ADR Portfolio                                        572,302
     379,138     Maxim Janus High Yield Bond Portfolio                            3,996,112
     288,099     Maxim Janus Large Cap Growth Portfolio                           3,350,589
      46,107     Maxim MFS International Growth Portfolio                           570,810
     755,000     Maxim Short Duration Bond Portfolio                              7,829,353
     202,341     Maxim T. Rowe Price Equity/Income Portfolio                      3,419,564
      48,147     Maxim Templeton International Equity Portfolio                     566,685
     327,111     Maxim US Government Mortgage Securities Portfolio                3,912,251
                                                                              --------------
                                                                              --------------

Total Conservative Profile I Portfolio                                     $     32,156,484
                                                                              ==============
                                                                              ==============
(Cost of Investments $30,828,153)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Maxim Moderate Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     437,301     Maxim Ariel MidCap Value Portfolio                        $      9,550,647
     348,255     Maxim Ariel Small-Cap Value Portfolio                            4,213,885
     762,526     Maxim Federated Bond Portfolio                                   7,510,882
     738,521     Maxim Global Bond Portfolio                                      7,732,319
     445,562     Maxim INVESCO ADR Portfolio                                      6,509,658
     726,659     Maxim Janus High Yield Bond Portfolio                            7,658,989
   1,099,331     Maxim Janus Large Cap Growth Portfolio                          12,785,218
     223,121     Maxim Loomis Sayles Small-Cap Value Portfolio                    4,196,910
     527,621     Maxim MFS International Growth Portfolio                         6,531,951
     271,259     Maxim MFS Small-Cap Growth Portfolio                             4,120,418
   1,742,403     Maxim Short Duration Bond Portfolio                             18,068,719
     769,377     Maxim T. Rowe Price Equity/Income Portfolio                     13,002,473
     588,689     Maxim T. Rowe Price MidCap Growth Portfolio                      9,454,350
     549,243     Maxim Templeton International Equity Portfolio                   6,464,592
     629,095     Maxim US Government Mortgage Securities Portfolio                7,523,976
                                                                              --------------
                                                                              --------------
Total Moderate Profile I Portfolio                                         $    125,324,987
                                                                              ==============
                                                                              ==============
(Cost of Investments $114,312,663)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
             Maxim Moderately Aggressive Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     456,693     Maxim Ariel MidCap Value Portfolio                        $      9,974,169
     363,859     Maxim Ariel Small-Cap Value Portfolio                            4,402,690
     793,292     Maxim Federated Bond Portfolio                                   7,813,928
     769,033     Maxim Global Bond Portfolio                                      8,051,781
     776,016     Maxim INVESCO ADR Portfolio                                     11,337,588
     757,107     Maxim Janus High Yield Bond Portfolio                            7,979,903
   1,434,098     Maxim Janus Large Cap Growth Portfolio                          16,678,558
     232,957     Maxim Loomis Sayles Small-Cap Value Portfolio                    4,381,915
     920,014     Maxim MFS International Growth Portfolio                        11,389,777
     282,647     Maxim MFS Small-Cap Growth Portfolio                             4,293,402
   1,004,446     Maxim T. Rowe Price Equity/Income Portfolio                     16,975,141
     614,668     Maxim T. Rowe Price MidCap Growth Portfolio                      9,871,574
     955,595     Maxim Templeton International Equity Portfolio                  11,247,356
     654,488     Maxim U.S. Government Mortgage Securities Portfolio              7,827,672
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile I Portfolio                            $    132,225,454
                                                                              ==============
                                                                              ==============
(Cost of Investments $117,484,888)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
            Maxim Moderately Conservative Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      83,978     Maxim Ariel MidCap Value Portfolio                        $      1,834,072
     350,449     Maxim Federated Bond Portfolio                                   3,451,918
     339,717     Maxim Global Bond Portfolio                                      3,556,836
     128,486     Maxim INVESCO ADR Portfolio                                      1,877,187
     334,366     Maxim Janus High Yield Bond Portfolio                            3,524,221
     316,419     Maxim Janus Large Cap Growth Portfolio                           3,679,956
     152,158     Maxim MFS International Growth Portfolio                         1,883,715
     500,504     Maxim Short Duration Bond Portfolio                              5,190,231
     221,655     Maxim T. Rowe Price Equity/Income Portfolio                      3,745,976
     113,013     Maxim T. Rowe Price MidCap Growth Portfolio                      1,814,988
     158,257     Maxim Templeton International Equity Portfolio                   1,862,690
     289,129     Maxim U.S. Government Mortgage Securities Portfolio              3,457,984
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile I Portfolio                          $     35,879,774
                                                                              ==============
                                                                              ==============
(Cost of Investments $33,301,587)

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004